Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible assets
	Estimated Useful Life (In Years)	As of
		December 31, 2020	December 31, 2019
	(dollars in thousands)
Customer relationships	8	$4,234	$—
Tradename	10	3,500	—
Non-compete agreements	2	440	—
Technology	5	—	478
		8,174	478
Less: Accumulated amortization		(49)	(460)
Intangible assets, net		$8,125	18